Option Granted under Gold Fields Management Incentive Scheme (Detail) (GF Management Incentive Scheme)	6 Months Ended		12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 ZAR	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ZAR	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ZAR	Jun. 30, 2010 USD ($)	Jun. 30, 2010 ZAR
Number of options
Beginning Balance	407,662	407,662	67,104	67,104	228,340	228,340	823,730	823,730
Exercised and released	(165,153)	(165,153)	(35,036)	(35,036)	(147,136)	(147,136)	(351,420)	(351,420)
Forfeited	(14,169)	(14,169)	(6,068)	(6,068)	(14,100)	(14,100)	(64,648)	(64,648)
Ending balance	228,340	228,340	26,000	26,000	67,104	67,104	407,662	407,662
Average option price
Average price, at beginning of year	$ 10.48	79.32	$ 9.94	80.83	$ 11.78	79.54	$ 9.81	79.03
Exercised and released	$ 10.74	76.70	$ 7.91	64.82	$ 10.31	74.46	$ 9.99	75.69
Forfeited	$ 14.89	106.31	$ 11.96	97.97	$ 15.48	111.75	$ 12.59	95.41
Average price, at end of year	$ 11.78	79.54	$ 11.48	98.42	$ 9.94	80.83	$ 10.48	79.32